Cover Page	Dec. 08, 2022	Dec. 07, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date	Dec. 08, 2022
Entity Registrant Name		EZCORP, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		0-19424
Entity Tax Identification Number		74-2540145
Entity Address, Address Line One		2500 Bee Cave Road
Entity Address, Address Line Two		Bldg One
Entity Address, Address Line Three		Suite 200
Entity Address, City or Town		Rollingwood
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		78746
City Area Code		512
Local Phone Number		314-3400
Title of 12(b) Security		Class A Non-voting Common Stock, par value $.01 per share
Trading Symbol		EZPW
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0000876523